Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class A
Trading Symbol	PNRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund (previously known as Putnam Research Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$103	0.96%
[1]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam U.S. Research Fund returned 14.71%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Overweight position in NRG Energy, a utility company

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Devices
↓	Overweight position in Salesforce, a cloud-based software company
↓	Underweight exposure to software company Palantir Technologies
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	14.71	15.80	13.41
Class A (with sales charge)	8.12	14.44	12.74
Russell 3000 Index	15.68	15.19	13.02
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 605,536,591
Holdings Count | $ / shares	137	[2]
Advisory Fees Paid, Amount	$ 2,958,632
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$605,536,591
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$2,958,632
Portfolio Turnover Rate	65%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam U.S. Research Fund”.
Effective September 30, 2025, the following is added to the beginning of the section titled “Investments, risks and performance” in the Fund’s Summary Prospectus and Prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the U.S. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the U.S. if the company’s securities trade in the U.S., the company is headquartered or organized in the U.S. or the company derives a majority of its revenues or profits in the U.S.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class C
Trading Symbol	PRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund (previously known as Putnam Research Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$183	1.71%
[4]
Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam U.S. Research Fund returned 13.87%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Overweight position in NRG Energy, a utility company

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Devices
↓	Overweight position in Salesforce, a cloud-based software company
↓	Underweight exposure to software company Palantir Technologies
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	13.87	14.93	12.74
Class C (with sales charge)	12.87	14.93	12.74
Russell 3000 Index	15.68	15.19	13.02
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 605,536,591
Holdings Count | $ / shares	137	[5]
Advisory Fees Paid, Amount	$ 2,958,632
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$605,536,591
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$2,958,632
Portfolio Turnover Rate	65%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam U.S. Research Fund”.
Effective September 30, 2025, the following is added to the beginning of the section titled “Investments, risks and performance” in the Fund’s Summary Prospectus and Prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the U.S. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the U.S. if the company’s securities trade in the U.S., the company is headquartered or organized in the U.S. or the company derives a majority of its revenues or profits in the U.S.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R
Trading Symbol	PRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund (previously known as Putnam Research Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$130	1.21%
[7]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam U.S. Research Fund returned 14.42%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Overweight position in NRG Energy, a utility company

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Devices
↓	Overweight position in Salesforce, a cloud-based software company
↓	Underweight exposure to software company Palantir Technologies
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	14.42	15.51	13.13
Russell 3000 Index	15.68	15.19	13.02
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 605,536,591
Holdings Count | $ / shares	137	[8]
Advisory Fees Paid, Amount	$ 2,958,632
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$605,536,591
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$2,958,632
Portfolio Turnover Rate	65%
[8]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam U.S. Research Fund”.
Effective September 30, 2025, the following is added to the beginning of the section titled “Investments, risks and performance” in the Fund’s Summary Prospectus and Prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the U.S. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the U.S. if the company’s securities trade in the U.S., the company is headquartered or organized in the U.S. or the company derives a majority of its revenues or profits in the U.S.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class R6
Trading Symbol	PLJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund (previously known as Putnam Research Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.61%
[10]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam U.S. Research Fund returned 15.12%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Overweight position in NRG Energy, a utility company

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Devices
↓	Overweight position in Salesforce, a cloud-based software company
↓	Underweight exposure to software company Palantir Technologies
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.12	16.21	13.84
Russell 3000 Index	15.68	15.19	13.02
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 605,536,591
Holdings Count | $ / shares	137	[11]
Advisory Fees Paid, Amount	$ 2,958,632
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$605,536,591
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$2,958,632
Portfolio Turnover Rate	65%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam U.S. Research Fund”.
Effective September 30, 2025, the following is added to the beginning of the section titled “Investments, risks and performance” in the Fund’s Summary Prospectus and Prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the U.S. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the U.S. if the company’s securities trade in the U.S., the company is headquartered or organized in the U.S. or the company derives a majority of its revenues or profits in the U.S.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam U.S. Research Fund
Class Name	Class Y
Trading Symbol	PURYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam U.S. Research Fund (previously known as Putnam Research Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$76	0.71%
[13]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam U.S. Research Fund returned 15.03%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in data storage company Seagate Technology
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Overweight position in NRG Energy, a utility company

Top detractors from performance:
↓	Overweight position in technology company Advanced Micro Devices
↓	Overweight position in Salesforce, a cloud-based software company
↓	Underweight exposure to software company Palantir Technologies
Use of derivatives and the impact on performance:
The Fund’s use of derivatives, in aggregate, contributed positively to results. Currency forwards had a small negative impact while futures and options added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	15.03	16.09	13.70
Russell 3000 Index	15.68	15.19	13.02
S&P 500 Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 605,536,591
Holdings Count | $ / shares	137	[14]
Advisory Fees Paid, Amount	$ 2,958,632
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$605,536,591
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$2,958,632
Portfolio Turnover Rate	65%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name will be changed to “Putnam U.S. Research Fund”.
Effective September 30, 2025, the following is added to the beginning of the section titled “Investments, risks and performance” in the Fund’s Summary Prospectus and Prospectus:
“Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the U.S. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. We consider a company to be located in the U.S. if the company’s securities trade in the U.S., the company is headquartered or organized in the U.S. or the company derives a majority of its revenues or profits in the U.S.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.